Note 17 - Leases (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Lease, Cost	$ 274,000	$ 184,000
Operating Lease, Expense	$ 531,000	$ 438,000